Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash		$ 4,618,670	$ 2,654,185
Restricted cash		30,310
Accounts receivable, net		504,472	95,691
Prepayments		203,126	12,248
Other receivables		137,691	97,911
Total current assets		6,613,368	2,860,035
NON-CURRENT ASSETS
Property and equipment, net		213,891	210,330
Intangible assets, net		46,365	30,538
Operating lease right-of-use assets		353,471	522,278
Other non-current assets		36,164	40,376
Goodwill		2,973,850
Deferred offering costs			1,306,313
Deferred tax assets			118,159
Total non-current assets		3,623,741	2,227,994
TOTAL ASSETS		10,237,109	5,088,029
CURRENT LIABILITIES
Accounts payable		497,484	264,006
Operating lease liabilities - current		192,159	165,506
Advance from clients		626,851	187,630
Taxes payable		64,120	37,919
Accruals and other payables		928,965	1,108,910
Total current liabilities		2,670,271	2,892,976
Operating lease liabilities - non-current		161,886	373,068
Total non-current liabilities		161,886	373,068
TOTAL LIABILITIES		2,832,157	3,266,044
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Share subscription receivables	[1]		(1,200)
Additional paid-in capital		8,275,034	114,726
Statutory reserve		282,545	282,545
(Accumulated deficits) Retained earnings		(928,311)	1,563,563
Accumulated other comprehensive loss		(225,791)	(138,849)
Total shareholders’ equity		7,404,952	1,821,985
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		10,237,109	5,088,029
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	1,096	821
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	379	379
Related Party
CURRENT ASSETS
Due from related parties		1,119,099
CURRENT LIABILITIES
Accounts payable-related parties		146,903
Due to related parties		$ 213,789	$ 1,129,005

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).